Alger AI Enablers & Adopters Annual Fund Operating Expenses - Class A C Shares [Member] - Alger AI Enablers & Adopters	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.98%
Expenses (as a percentage of Assets)	2.68%
Fee Waiver or Reimbursement	(1.83%)	[1]
Net Expenses (as a percentage of Assets)	0.85%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.99%
Expenses (as a percentage of Assets)	3.44%
Fee Waiver or Reimbursement	(1.83%)	[1]
Net Expenses (as a percentage of Assets)	1.61%

[1]	Fred Alger Management, LLC (the "Manager") has contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage expenses, fees in connection with the ReFlow Fund, LLC liquidity program, extraordinary expenses, and certain proxy expenses, to the extent applicable (collectively, "Excluded Expenses")) through October 31, 2027 to the extent necessary to limit Other Expenses and any other applicable share class-specific expenses of the Fund's Class A Shares to .35%, and the Class C Shares to 1.10%, of the class’s average daily net assets. Excluded Expenses not subject to waiver and/or reimbursement totaled .05% and .06% for Class A Shares and Class C Shares, respectively, for the period. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.